Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense	$ 57,521	$ 346,548	$ 487,738	$ 171,869
Office and administration expense			476,905	10,833
Research and development expense	$ 18,688	$ 23,705	$ 164,907	$ 6,962
Prinicipal of Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Owners Percentage	100.00%
Elevai Research Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Owners Percentage			100.00%